CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 486,685,563	$ 807,275,992
Restricted cash	74,719,964	110,920,029
Inventories	244,532,463	318,503,459
Project assets, current portion	73,304,654	7,960,441
Accounts receivable, net of allowance for doubtful accounts of $106,825,173 and $97,057,810 as of December 31, 2012 and 2013, respectively	435,091,920	390,157,310
Current portion of advances to suppliers, net	68,252,726	57,846,194
Deferred income tax assets, net	24,202,561	12,716,521
Prepaid expenses and other current assets	114,910,682	60,107,295
Total current assets	1,521,700,533	1,765,487,241
Advances to suppliers, net of current portion	41,907,726	86,992,874
Property, plant and equipment, net	889,752,609	893,340,005
Prepaid land use rights, net	43,286,631	41,961,273
Project assets, net of current portion	6,096,771	23,397,997
Deferred income tax assets, net	50,901,271	41,047,764
Investment in equity affiliates	11,769,730	10,960,391
Other noncurrent assets	1,813,889	1,669,354
TOTAL ASSETS	2,567,229,160	2,864,856,899
Current liabilities:
Short-term borrowings and current portion of long-term borrowings	935,589,882	875,820,790
Convertible senior notes		83,582,000
Accounts payable	461,147,655	423,985,165
Amount due to related parties	15,385,935	4,861,497
Income taxes payable	3,268,269	936,803
Accrued expenses and other current liabilities	125,151,406	89,968,617
Total current liabilities	1,540,543,147	1,479,154,872
Long-term borrowings, excluding current portion	100,502,222	415,150,385
Accrued warranty costs	81,743,081	65,780,019
Other noncurrent liabilities	21,961,941	22,986,914
Total liabilities	1,744,750,391	1,983,072,190
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,993,306,819 and 3,605,057,489 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	36,050	39,933
Additional paid-in capital	663,387,912	656,943,591
Retained earnings	143,369,211	215,395,146
Accumulated other comprehensive income	15,402,931	9,206,322
Total Trina Solar Limited shareholders' equity	822,196,104	881,584,992
Non-controlling interests	282,665	199,717
Total equity	822,478,769	881,784,709
Commitments and contingencies (Note 17)
TOTAL LIABILITIES AND EQUITY	$ 2,567,229,160	$ 2,864,856,899